OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

August 30, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Real Estate Fund (the “Registrant”)
Reg. No. 333-74582; File No. 811-10589

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 27, 2013.

Sincerely,

/s/ Erin Powrie

------------------------------------

Erin Powrie

Assistant Counsel

212-323-5824

epowrie@ofiglobal.com

cc: Kramer Levin Naftalis & Frankel LLP

Gloria LaFond

Edward Gizzi, Esq.